Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$124,305,960.37	0.4655654	$98,950,562.88	0.3706014	$25,355,397.49
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$761,605,960.37	0.6502228	$736,250,562.88	0.6285756	$25,355,397.49

Weighted Avg. Coupon (WAC)	4.58%		4.57%
Weighted Avg. Remaining Maturity (WARM)	49.95		49.05
Pool Receivables Balance	$907,103,400.64		$876,479,393.09
Remaining Number of Receivables	63,123		61,703

Adjusted Pool Balance	$883,130,639.64		$853,475,203.98

III. COLLECTIONS

Principal:
Principal Collections	$29,144,535.80
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,130,782.33
Total Principal Collections	$30,275,318.13

Interest:
Interest Collections	$3,554,715.04
Late Fees & Other Charges	$48,422.51
Interest on Repurchase Principal	$-
Total Interest Collections	$3,603,137.55

Collection Account Interest	$2,359.61
Reserve Account Interest	$564.55
Servicer Advances	$-

Total Collections	$33,881,379.84

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$33,881,379.84
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$33,881,379.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$755,919.50		$755,919.50	$755,919.50
Collection Account Interest					$2,359.61
Late Fees & Other Charges					$48,422.51
Total due to Servicer					$806,701.62

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$59,045.33		$59,045.33
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$694,261.17		$694,261.17	$694,261.17

Available Funds Remaining:					$32,380,417.05

4. Principal Distribution Amount:					$25,355,397.49

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,355,397.49
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		25,355,397.49		$25,355,397.49
Total Noteholders Principal				$25,355,397.49

5. Available Amounts Remaining to reserve account					7,025,019.56

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,025,019.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,972,761.00
Beginning Period Amount	$23,972,761.00
Current Period Amortization	$968,571.89
Ending Period Required Amount	$23,004,189.11
Ending Period Amount	$23,004,189.11
Next Distribution Date Required Amount	$22,055,717.69

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$7,025,019.56
Current Period Release to Depositor	$7,025,019.56
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$121,524,679.27	$117,224,641.10	$117,224,641.10
Overcollateralization as a % of Adjusted Pool		13.76%	13.73%	13.73%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	60,955	98.84%	$866,317,257.66
30 - 60 Days	0.94%	582	0.92%	$8,023,933.24
61 - 90 Days	0.22%	138	0.21%	$1,804,226.66
91 + Days	0.05%	28	0.04%	$333,975.53
		61,703		$876,479,393.09
Total
Delinquent Receivables 61 + days past due	0.27%	166	0.24%	$2,138,202.19
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	181	0.27%	$2,488,965.21
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	166	0.25%	$2,351,235.44
Three-Month Average Delinquency Ratio	0.27%		0.26%

Repossession in Current Period		69		$1,095,912.41
Repossession Inventory		83		$824,936.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,479,471.75
Recoveries				$(1,130,782.33)
Net Charge-offs for Current Period				$348,689.42

Beginning Pool Balance for Current Period				$907,103,400.64

Net Loss Ratio				0.46%
Net Loss Ratio for 1st Preceding Collection Period				0.67%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$4,224,115.38
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$3,214,808.40
Number of Extensions				192

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